Organization and Nature of Business (Details) - shares			1 Months Ended	6 Months Ended
	Aug. 04, 2020	Apr. 05, 2019	Jul. 30, 2020	Jun. 30, 2020
Organization and Nature of Business (Textual)
Date of Incorporation				Jan. 22, 2013
Subsequent Event [Member]
Organization and Nature of Business (Textual)
Issued shares of common stock	1,111,200		1,111,200
Majority owned percentage	(53.59%)
Goedeker Television Co [Member]
Organization and Nature of Business (Textual)
Asset purchase agreement, description		As partial consideration for the acquisition, the sellers of Goedeker acquired 22.5% of Holdco and Leonite Capital LLC, a lender involved with financing the acquisition of the Goedeker by the Company, acquired 7.5% of Holdco, as a result of which, 1847 Holdings held 70% of Holdco.